Organization and Nature of Operations - Additional information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Jun. 25, 2014	Jun. 24, 2014	Dec. 31, 2014	Jun. 25, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Non cash exchange of common share		138,500,000
Shares Issued	30,300,000
Common stock par value	$ 0.01		$ 0.01	$ 0.01	$ 0.01
Proceeds from initial public offering	$ 544,700,000
Underwriting discount and commissions			5,316,000
Company and Selling Stockholders [Member]
Business Acquisition [Line Items]
Proceeds from initial public offering	818,100,000
IPO [Member]
Business Acquisition [Line Items]
Shares Issued	21,500,000
Underwriting discount and commissions	$ 35,800,000
IPO [Member] | Stock Sold by Selling Stockholders [Member]
Business Acquisition [Line Items]
Shares Issued	8,800,000
IPO [Member] | Company and Selling Stockholders [Member]
Business Acquisition [Line Items]
Shares Issued	30,300,000